EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 15,142	€ 18,430
Total provisions for employee benefits	110,807	101,200
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total provisions for employee benefits	95,665	82,770
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 15,142	€ 18,430